Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2024
Fidelity Advisor Freedom 2030 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	14.88%
Past 5 years	8.59%
Since Inception	6.72%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.75%

[1]	A From June 6, 2017 .